FDIC loss share (expense) income (Tables)	12 Months Ended
Dec. 31, 2013
F D I C Loss Share Expense Income Table [Text Block]
	Year ended December 31,
(In thousands)	2013	2012	2011
Amortization of loss share indemnification asset	$(161,635)	$(129,676)	$(10,855)
80% mirror accounting on credit impairment losses[1]	60,454	58,187	110,457
80% mirror accounting on reimbursable expenses	50,985	30,771	5,093
80% mirror accounting on recoveries on covered assets, including rental income
on OREOs, subject to reimbursement to the FDIC	(16,057)	(2,979)	-
80% mirror accounting on amortization of contingent liability
on unfunded commitments	(473)	(969)	(33,221)
Change in true-up payment obligation	(15,993)	(13,178)	(6,304)
Other	668	1,633	1,621
Total FDIC loss share (expense) income	$(82,051)	$(56,211)	$66,791
[1] Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.